ACCOUNTS RECEIVABLE, NET - Schedule of changes in allowances for doubtful accounts (Details) - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
ACCOUNTS RECEIVABLE, NET
Beginning balance	$ 4,373	$ 212,413
Addition (reduction)	1,618	(204,580)
Exchange rate difference	(162)	(3,460)
Ending balance	$ 5,829	$ 4,373